Note 5 - Due to Related Parties (Details Narrative) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Related Party Transactions [Abstract]
Accretion Expense	CAD 83,230	CAD 8,831
Interest Expense, Debt	CAD 39,918	CAD 44,846